Short-term bank loans (Details) $ in Thousands	1 Months Ended
	Jun. 30, 2015 CNY (¥)	Mar. 31, 2015 CNY (¥)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loans				¥ 20,000,000	$ 16,981	¥ 110,000,000
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Maximum amount of loan				¥ 20,000,000
Interest rate (as a percent)				6.72%
Maturity date				Dec. 01, 2015
China Industrial Bank Co., Ltd [Member] | Debt Instrument, one [Member]
Short-term Debt [Line Items]
Maximum amount of loan			¥ 30,000,000
Interest rate (as a percent)			6.93%
Maturity date			Jan. 04, 2016
China Industrial Bank Co., Ltd [Member] | Debt Instrument, two [Member]
Short-term Debt [Line Items]
Maximum amount of loan		¥ 30,000,000
Interest rate (as a percent)		6.59%
Maturity date		Mar. 27, 2016
China Everbright Bank [Member] | Debt Instrument, one [Member]
Short-term Debt [Line Items]
Maximum amount of loan		¥ 20,000,000
Interest rate (as a percent)		5.62%
Maturity date		Mar. 10, 2016
China Everbright Bank [Member] | Debt Instrument, two [Member]
Short-term Debt [Line Items]
Maximum amount of loan		¥ 20,000,000
Interest rate (as a percent)		6.16%
Maturity date		Mar. 26, 2016
China Everbright Bank [Member] | Debt Instrument, three [Member]
Short-term Debt [Line Items]
Maximum amount of loan	¥ 10,000,000
Interest rate (as a percent)	5.61%
Maturity date	Jun. 03, 2016